Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 26, 2011	Mar. 27, 2010
Cash flows provided by operating activities:
Net income (loss)	$ 219	$ (7,746)	$ (19,471)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	4,992	5,788	5,922
Amortization of debt costs	830	1,614	1,615
Impairment of long-lived assets			1,353
Other operating activities, net	195	(238)	(422)
Decrease (increase) in:
Accounts receivable	940	1,563	2,188
Inventories	(3,357)	5,457	24,692
Prepaids and other current assets	41	(46)	531
(Decrease) increase in:
Accounts payable	(3,435)	3,277	12,321
Accrued liabilities and other long-term liabilities	4,158	645	466
Net cash provided by operating activities	4,583	10,314	29,195
Cash flows used in investing activities:
Additions to property and equipment	(4,511)	(2,567)	(1,725)
Proceeds from sale of assets held for sale		975
Other investing activities, net	(61)	(27)	86
Net cash used in investing activities	(4,572)	(1,619)	(1,639)
Cash flows used in financing activities:
Increase (decrease) in bank indebtedness	638	(3,380)	(26,529)
Repayment of obligations under capital leases	(1,937)	(2,743)	(1,724)
Payment of loan origination fees and costs	(1,907)		(110)
Repayment of long-term debt	(2,429)	(2,707)	(2,439)
Increase in long-term debt	5,502		4,328
Other financing activities	(61)	(29)	53
Net cash used in financing activities	(194)	(8,859)	(26,421)
Effect of exchange rate on cash	(32)	103	240
Net (decrease) increase in cash and cash equivalents	(215)	(61)	1,375
Cash and cash equivalents, beginning of year	3,342	3,403	2,028
Cash and cash equivalents, end of year	3,127	3,342	3,403
Supplemental disclosure of cash flow information:
Interest paid	9,066	9,866	10,106
Non-cash transactions:
Property and equipment additions acquired through capital leases	81	322	75
Property and equipment additions included in accounts payable and accrued liabilities	$ 558	$ 341	$ 197